Finance Costs (Tables)	12 Months Ended
Mar. 31, 2026
Finance Costs [Abstract]
Schedule of Finance costs
	2026	2025	2024
	US$	US$	US$

Interest on:
Notes payable	—	61,644	—
Overdraft	—	5,907	—
Lease liabilities	17,777	7,702	4,241
Total finance costs	17,777	75,253	4,241